Parent Company Only Condensed Financial Statements	12 Months Ended
Dec. 31, 2011
Parent Company Only Condensed Financial Statements [Abstract]
Parent Company Only Condensed Financial Statements

NOTE 15 – PARENT COMPANY ONLY CONDENSED FINANCIAL STATEMENTS

Condensed financial information of Western Reserve Bancorp, Inc. follows:

CONDENSED BALANCE SHEETS
	December 31,
	2011	2010
ASSETS
Cash and cash equivalents	$59,931	$331,514
Investment in bank subsidiary	18,161,554	16,923,349
Restricted stock	70,000	70,000
Other assets	90,894	60,537

	$18,382,379	$17,385,400

LIABILITIES AND SHAREHOLDERS' EQUITY
Other liabilities	$45,886	$48,344
Shareholders' equity	18,336,493	17,337,056

	$18,382,379	$17,385,400

CONDENSED STATEMENTS OF INCOME
Years ended December 31, 2011 and 2010

	2011	2010
Interest and dividend income	$1,980	$66,320
Dividend from bank subsidiary	64,036	0
Operating expenses	(93,106)	(103,810)

Income (loss) before income tax and undistributed income of bank subsidiary	(27,090)	(37,490)
Income tax benefit	30,983	12,868
Equity in undistributed income (loss) of bank subsidiary	1,049,406	(1,891,147)

Net income (loss)	$1,053,299	$(1,915,769)

Preferred stock dividends and amortization, net	310,799	310,799

Net income (loss) available to common shareholders	$742,500	$(2,226,568)

CONDENSED STATEMENTS OF CASH FLOWS
Years ended December 31, 2011 and 2010

	2011	2010
Cash flow from operating activities
Net income (loss)	$1,053,299	$(1,915,769)
Stock based compensation	698	36,461
Equity in undistributed income of bank subsidiary	(1,049,406)	1,891,147
Change in other assets and liabilities	(32,814)	(16,557)

Net cash flows from operating activities	(28,223)	(4,718)
Cash flows from investing activities
Net (increase) decrease in loans to subsidiary	0	4,000,000
Investment in bank subsidiary	0	(3,500,000)

Net cash flows from investing activities	0	500,000
Cash flow from financing activities
Dividends on preferred stock	(256,150)	(256,150)
Proceeds from issuance of common stock under Employee Stock Purchase Plan	12,790	13,551

Net cash flows from financing activities	(243,360)	(242,599)

Change in cash and cash equivalents	(271,583)	252,683
Cash and cash equivalents at beginning of year	331,514	78,831

Cash and cash equivalents at end of year	$59,931	$331,514